                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_] ; Amendment Number:
                                                ------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Grisanti Brown & Partners LLC
Address: 45 Rockefeller Plaza
         17th Floor
         New York, New York 10111

Form 13F File Number: 28- 05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all informa-tion contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher C. Grisanti
Title: Principal
Phone: (212) 218-5300

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti     New York, New York         November 15, 2010
---------------------------   -----------------------   ------------------------
        [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          83

Form 13F Information Table Value Total: $    514413
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        NONE

Grisanti Brown & Partners LLC
Form 13F Information Table
9/30/2010

                                                                                                              Voting Authority
                                      Title                  Value    Shares/  Sh/ Put/  Invstmt   Other   ----------------------
Name of Issuer                       of Class       CUSIP   (x$1000)  Prn Amt  Prn Call  Dscretn  Managers    Sole    Shared None
-------------------------------- ---------------- --------- -------- --------- --- ---- --------- -------- ---------- ------ ----
AIR PRODS & CHEMS INC            com              009158106    30519    368500 SH         Sole                 368500
ANNALY CAPITAL MGMT INC          com              035710409      275     15600 SH         Sole                  15600
APOLLO INVESTMENT CORP           com              03761U106        4       400 SH         Sole                    400
APPLE INC                        com              037833100      230       810 SH         Sole                    810
ARCHER- DANIELS-MIDLAND CO       com              039483102       28       890 SH         Sole                    890
ARVINMERITOR INC                 com              043353101      347     22330 SH         Sole                  22330
BABCOCK & WILCOX CO NEW          com              05615F102      111      5235 SH         Sole                   5235
BANK OF AMERICA CORPORATION      com              060505104    31239   2384167 SH         Sole                2384167
BANK OF NEW YORK MELLON CORP     com              064058100      209      7985 SH         Sole                   7985
BARCLAYS BK PLC                  ipath s&p st etn 06740C527       12       700 SH         Sole                    700
BLACKSTONE GROUP LP              com unit ltd     09253U108       26      2083 SH         Sole                   2083
BOISE INC                        com              09746Y105      205     31635 SH         Sole                  31635
BP PLC                           spon adr         055622104    22338    542572 SH         Sole                 542572
CHESAPEAKE ENERGY CORP           com              165167107      227     10000 SH         Sole                  10000
CHEVRON CORP NEW                 com              166764100      225      2780 SH         Sole                   2780
CHUBB CORP                       com              171232101    27012    473975 SH         Sole                 473975
CIGNA CORP                       com              125509109      323      9040 SH         Sole                   9040
COCA COLA CO                     com              191216100      706     12070 SH         Sole                  12070
CONOCOPHILLIPS                   com              20825c104      161      2800 SH         Sole                   2800
CSX CORP                         com              126408103      149      2700 SH         Sole                   2700
DELL INC                         com              24702r101    37316   2877070 SH         Sole                2877070
DOW CHEMICAL CO                  com              260543103      107      3895 SH         Sole                   3895
DU PONT EI DE NEMOURS & CO       com              263534109       49      1105 SH         Sole                   1105
EMC CORP MASS                    com              268648102      331     16275 SH         Sole                  16275
EMERSON ELEC CO COM              com              291011104      263      5000 SH         Sole                   5000
EXXON MOBIL CORPORATION          com              30231G102      843     13637 SH         Sole                  13637
FREEPORT MCMORAN COPPER GOLD     com              35671d857    14005    164015 SH         Sole                 164015
FRONTIER COMMUNICATIONS CORP     com              35906A108       22      2640 SH         Sole                   2640
GENERAL ELEC CO                  com              369604103       23      1400 SH         Sole                   1400
GOLDMAN SACHS GROUP COM          com              38141G104    12440     86039 SH         Sole                  86039
HESS CORPORATION                 com              42809h107      154      2597 SH         Sole                   2597
HEWLETT-PACKARD                  com              428236103      245      5819 SH         Sole                   5819
INGERSOLL RAND                   com              G47791101      428     11990 SH         Sole                  11990
INTL BUSINESS MACHINES CORP      com              459200101      510      3800 SH         Sole                   3800
J CREW GROUP INC                 com              46612H402    10240    304570 SH         Sole                 304570
JOHNSON & JOHNSON                com              478160104      881     14225 SH         Sole                  14225
JOHNSON CTLS INC                 com              478366107      127      4180 SH         Sole                   4180
JPMORGAN CHASE & CO              com              46625H100    29878    785030 SH         Sole                 785030
KBR INC                          com              48242w106      462     18765 SH         Sole                  18765
KEYCORP NEW                      com              493267108      196     24660 SH         Sole                  24660
KIMBERLY CLARK CORP COM          com              494368103      252      3876 SH         Sole                   3876
LABORATORY CRP OF AMER HLDGS     com              50540r409      178      2275 SH         Sole                   2275
LEAR CORP                        com new          521865204    28215    357463 SH         Sole                 357463
LOCKHEED MARTIN CORP             com              539830109      262      3680 SH         Sole                   3680
MACY'S INC                       com              55616P104      307     13285 SH         Sole                  13285
MASCO CORP                       com              574599106      193     17490 SH         Sole                  17490
MCDERMOTT INTL INC               com              580037109      155     10465 SH         Sole                  10465
MERCK & CO INC                   com              47822y105      559     15189 SH         Sole                  15189
MESABI TR                        ctf ben int      590672101      221      6100 SH         Sole                   6100
MICROSOFT CORP                   com              594918104    20538    838610 SH         Sole                 838610
MONSANTO CO NEW                  com              61166w101       18       370 SH         Sole                    370
MOSAIC CO                        com              61945A107    20532    349423 SH         Sole                 349423
NAVISTAR INTL                    com              63934E108    19340    443174 SH         Sole                 443174
OWENS CORNING NEW                com              690742101      142      5535 SH         Sole                   5535
OXFORD RESOURCE PARTNERS LP      com unit rp lp   691807101      201     10330 SH         Sole                  10330
PACKAGING CORP AMERICA           com              695156109      134      5800 SH         Sole                   5800
PATRIOT COAL CORP                com              70336t104       97      8524 SH         Sole                   8524
PEABODY ENERGY CORP              com              704549104      216      4415 SH         Sole                   4415

Grisanti Brown & Partners LLC
Form 13F Information Table
9/30/2010

                                                                                                              Voting Authority
                                      Title                  Value    Shares/  Sh/ Put/  Invstmt   Other   ----------------------
Name of Issuer                       of Class       CUSIP   (x$1000)  Prn Amt  Prn Call  Dscretn  Managers    Sole    Shared None
-------------------------------- ---------------- --------- -------- --------- --- ---- --------- -------- ---------- ------ ----
PFIZER INC                       com              717081103    32441   1889389 SH         Sole                1889389
PHILIP MORRIS INTERNATIONAL INC  com              718172109      510      9100 SH         Sole                   9100
PIONEER NATURAL RESOURCES CO     com              723787107      386      5935 SH         Sole                   5935
PRECISION CASTPARTS CORP         com              740189105      153      1200 SH         Sole                   1200
PROCTER & GAMBLE                 unit ser 1       742718109      351      5858 SH         Sole                   5858
REGIONS FINANCIAL CORP           com              7591ep100      185     25460 SH         Sole                  25460
REX ENERGY CORPORATION           com              761565100       64      5000 SH         Sole                   5000
SCHWAB (CHARLES) CORP            com              808513105    31261   2248970 SH         Sole                2248970
SEAHAWK DRILLING INC             com              81201R107      367     43430 SH         Sole                  43430
SLM CORPORATION                  com              78442p106        4       350 SH         Sole                    350
SPIRIT AEROSYSTEMS HLDGS INC     Cl A             848574109      431     21615 SH         Sole                  21615
STATE STR CORP                   com              857477103      137      3645 SH         Sole                   3645
TEMPLE INLAND INC                com              879868107      136      7300 SH         Sole                   7300
TEREX CORP NEW                   com              880779103      186      8130 SH         Sole                   8130
TEVA PHARMACEUTICALS INDS LTD    adr              881624209    35329    669745 SH         Sole                 669745
TRANSOCEAN LTD                   reg shs          H8817H100      201      3125 SH         Sole                   3125
U.S. BANCORP                     com              902973304      131      6080 SH         Sole                   6080
VALERO ENERGY CORP NEW           com              91913y100    37311   2130830 SH         Sole                2130830
VERIZON COMMUNICATIONS INC       com              92343V104      358     11000 SH         Sole                  11000
WABASH NATL CORP                 com              929566107      502     62050 SH         Sole                  62050
WABCO HLDGS INC                  com              92927K102      454     10820 SH         Sole                  10820
WALT DISNEY CO                   com              254687106      101      3050 SH         Sole                   3050
WEATHERFORD INTL LTD             reg              H27013103    31618   1848999 SH         Sole                1848999
WILLIAMS COS  INC                com              969457100    26962   1410880 SH         Sole                1410880
WILLIAMS PARTNERS LP             com unit lp      96950F104      407      9600 SH         Sole                   9600
                                                            --------
TOTAL VALUE                                                   514413
                                                            ========